LOANS RECEIVABLE (Tables)	12 Months Ended
Nov. 30, 2021
Loans Receivable
Schedule of Current Loans Receivable

Waterproof
$
Balance, November 30, 2019	71,399
Accrued interest income	316
Repayments received	(71,715)
Balance, November 30, 2020 and 2021	—

Schedule of long term loans receivable including accrued interest

	Participant Games	Installment Entertainment	Total
	$	$	$
Balance November 30, 2019	87,262	88,700	175,962
Accrued interest income	27,837	17,685	45,522
Expected credit loss	(66,001)	(76,158)	(142,159)
Net exchange differences	2,833	2,765	5,598
Balance November 30, 2020	51,931	32,992	84,923
Accrued interest income	7,912	5,027	12,939
Expected credit loss	(61,814)	(39,271)	(101,085)
Net exchange differences	1,971	1,252	3,223
Balance, November 30, 2021	—	—	—